BUSINESS COMBINATIONS (Details Narrative)			6 Months Ended		12 Months Ended
	Nov. 03, 2020 USD ($)	May 14, 2020 USD ($) Number	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Contingent consideration at fair value					$ 550,000
Goodwill			$ 2,086,393		2,086,393
Intangibles amortization			$ 236,000	$ 0	205,000	0
Ecessa Corporation [Member]
Business Acquisition [Line Items]
Ownership acquired		100.00%
Number of field installations | Number		10,000
Total purchase price of acquired entity		$ 4,642,000
Cash acquired in acquisition		666,000
Business acquisition, initial cash consideration paid		4,666,000
Business acquisition, working capital adjustment		(24,000)
Weighted average amortization period of acquired intangible assets			7 years
Total assets		5,250,000
Property, plant and equipment		127,000
Goodwill		1,341,000	$ 1,341,000		1,341,000
Intangible assets		2,260,000
Total liabilities		$ 608,000
Revenue since acquisition					1,265,000
Operating (loss) since acquisition					(598,000)
Pre-acquisition deferred revenue					1,561,000
Revaluation of pre-acquisition deferred revenue to preliminary fair value					257,000
Intangibles amortization					205,000
IVDesk Minnesota, Inc. [Member]
Business Acquisition [Line Items]
Total purchase price of acquired entity	$ 1,368,000
Business acquisition, initial cash consideration paid	950,000
Business acquisition, working capital adjustment	(132,000)
Contingent consideration at fair value	$ 550,000
Contingent consideration period	120 days
Business acquisition, liabliites arising from contingencies	$ 550,000		0
Total assets	1,500,000
Property, plant and equipment	35,000
Goodwill	745,000		$ 745,000		745,000
Intangible assets	720,000				720,000
Total liabilities	132,000
Revenue since acquisition					$ 401,000
Contingent consideration, maximum amount	$ 550,000
IVDesk Minnesota, Inc. [Member] | Customer Relationships [Member] | Weighted Average [Member]
Business Acquisition [Line Items]
Amortization period	8 years